Stock Based Compensation (Details 3) - Restricted Stock [Member]	6 Months Ended
Dec. 31, 2014 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock, Outstanding at June 30, 2014 | shares	342,080
Weighted Average Fair Value at Grant Date, June 30, 2014 | $ / shares	$ 31.94
Granted During the Period | shares	34,370
Granted During the Period, Weighted Average Fair Value | $ / shares	$ 37.98
Vested During the Period | shares	(16,429)
Vested During the Period, Weighted Average Fair Value | $ / shares	$ 44.35
Canceled or Expired During the Period | shares	(67,763)
Canceled or Expired During the Period, Weighted Average Fair Value | $ / shares	$ 31.54
Restricted Stock, Outstanding at December 31. 2014 | shares	292,258
Weighted Average Fair Value at Grant Date, December 31, 2014 | $ / shares	$ 32.04